Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.70650%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$591,440.85

Principal:
Principal Collections	$10,574,096.70
Prepayments in Full	$4,544,385.66
Liquidation Proceeds	$121,509.73
Recoveries	$46,781.91
Sub Total	$15,286,774.00
Collections	$15,878,214.85

Purchase Amounts:
Purchase Amounts Related to Principal	$144,830.37
Purchase Amounts Related to Interest	$593.85
Sub Total	$145,424.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,023,639.07

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,023,639.07
Servicing Fee	$223,326.96	$223,326.96	$0.00	$0.00	$15,800,312.11
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,800,312.11
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,800,312.11
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,800,312.11
Interest - Class A-3 Notes	$83,350.36	$83,350.36	$0.00	$0.00	$15,716,961.75
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$15,579,921.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,579,921.75
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$15,528,867.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,528,867.42
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$15,490,451.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,490,451.17
Regular Principal Payment	$14,400,276.20	$14,400,276.20	$0.00	$0.00	$1,090,174.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,090,174.97
Residual Released to Depositor	$0.00	$1,090,174.97	$0.00	$0.00	$0.00
Total		$16,023,639.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,400,276.20
Total					$14,400,276.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,400,276.20	$47.18	$83,350.36	$0.27	$14,483,626.56	$47.45
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$14,400,276.20	$13.68	$309,860.94	$0.29	$14,710,137.14	$13.97

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$71,957,142.71	0.2357705	$57,556,866.51	0.1885874
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$227,367,142.71	0.2160032	$212,966,866.51	0.2023227

Pool Information
Weighted Average APR	2.649%	2.645%
Weighted Average Remaining Term	29.46	28.67
Number of Receivables Outstanding	21,953	21,278
Pool Balance	$267,992,355.38	$252,330,220.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$248,419,333.64	$234,019,057.44
Pool Factor	0.2342254	0.2205367

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$18,311,162.93
Targeted Overcollateralization Amount	$39,363,353.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,363,353.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	35
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$277,312.55
(Recoveries)		111	$46,781.91
Net Loss for Current Collection Period			$230,530.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0323%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4977%
Second Prior Collection Period			0.9967%
Prior Collection Period			0.4394%
Current Collection Period			1.0633%
Four Month Average (Current and Prior Three Collection Periods)			0.7493%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2567	$10,056,816.45
(Cumulative Recoveries)			$1,692,056.05
Cumulative Net Loss for All Collection Periods			$8,364,760.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7311%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,917.73
Average Net Loss for Receivables that have experienced a Realized Loss			$3,258.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.86%	291	$4,683,747.83
61-90 Days Delinquent	0.21%	34	$518,566.52
91-120 Days Delinquent	0.06%	6	$153,116.01
Over 120 Days Delinquent	0.18%	26	$448,134.32
Total Delinquent Receivables	2.30%	357	$5,803,564.68

Repossession Inventory:
Repossessed in the Current Collection Period		9	$115,392.21
Total Repossessed Inventory		20	$363,983.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2825%
Prior Collection Period			0.3280%
Current Collection Period			0.3102%
Three Month Average			0.3069%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4438%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer